INCOME TAX	6 Months Ended
Jun. 30, 2023
Income Tax
INCOME TAX

9.	INCOME TAX

Each of the entities included in Codere Online file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Reconciliation of book net income / (loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations as of June 30, 2023 is as follows:

	06/30/2023	06/30/2022
Current income tax expense	1,611	(956)
Deferred income tax expense relating to origination and reversal of temporary differences	806	(767)
Income tax expense recognised in statement of profit or loss	2,417	(1,723)

Deferred taxes

	06/30/2023	06/30/2022
Deferred tax asset	1,050	252
Deferred tax liability	-	1,019

The deferred tax asset generated as of June 30, 2023 due to the recognition of the long-term incentive plan impact as described in Note 13, and the deferred tax liability mainly due to the fluctuation of the exchange rates between the euro and the other currencies.

As shown in the table below, Codere Online has generated net losses which can be offset against future profits; as of December 31, 2022, and June 30, 2023, Codere Online had not recognized the positive impact that these losses could have if they were to be utilized, but it expects to do so in the future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2020	2021	2022	Six months ended 06/30/2023	Total as of 06/30/2023
SEJO	-	-	10,907	4,224	-	15,131
Codere Online S.A.U. (Spain)	1,923	-	-	-	-	1,923
Codere Online Management Services LTD (Malta)	5,971	9,592	9,051	12,356	-	36,970
LIFO AenP (Mexico)	-	-	343	25,006	-	25,349
Codere Online Luxembourg, S.A.	-	-	-	-	-	-